UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05181

Morgan Stanley Equally-Weighted S&P 500 Fund

(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)

Ronald E. Robison

522 Fifth Avenue, New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-296-6990

Date of fiscal year end: June 30, 2008

Date of reporting period: March 31, 2008

Item 1. Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Equally-Weighted S&P 500 Fund

Portfolio of Investments March 31, 2008 (unaudited)

NUMBER OF SHARES			VALUE
	COMMON STOCKS (99.1%)
	Advertising/Marketing Services (0.4%)
399,932	Interpublic Group of Companies, Inc. (The)*		$3,363,428
79,971	Omnicom Group, Inc.		3,533,119
			6,896,547
	Aerospace & Defense (1.8%)
43,153	Boeing Co.		3,209,289
40,106	General Dynamics Corp.		3,343,637
55,270	Goodrich Corp.		3,178,578
32,116	L-3 Communications Holdings, Inc.		3,511,563
34,337	Lockheed Martin Corp.		3,409,664
43,803	Northrop Grumman Corp.		3,408,311
35,274	Precision Castparts Corp.		3,600,770
53,915	Raytheon Co.		3,483,448
62,735	Rockwell Collins, Inc.		3,585,305
			30,730,565
	Agricultural Commodities/Milling (0.2%)
87,590	Archer-Daniels-Midland Co.		3,605,204

	Air Freight/Couriers (0.8%)
62,474	C.H. Robinson Worldwide, Inc.		3,398,586
77,813	Expeditors International of Washington, Inc.		3,515,591
39,986	FedEx Corp.		3,705,503
47,941	United Parcel Service, Inc. (Class B)		3,500,652
			14,120,332
	Airlines (0.2%)
280,214	Southwest Airlines Co.		3,474,654

	Aluminum (0.2%)
99,061	Alcoa, Inc.		3,572,140

	Apparel/Footwear (1.2%)
114,936	Coach, Inc.*		3,465,320
228,169	Jones Apparel Group, Inc.		3,062,028
175,230	Liz Claiborne, Inc.		3,180,425
51,069	Nike, Inc. (Class B)		3,472,692
56,982	Polo Ralph Lauren Corp.		3,321,481
43,531	V.F. Corp.		3,374,088
			19,876,034
	Apparel/Footwear Retail (1.0%)
44,501	Abercrombie & Fitch Co. (Class A)		3,254,803
160,759	Gap, Inc. (The)		3,163,737
205,239	Limited Brands, Inc.		3,509,587
97,542	Nordstrom, Inc.		3,179,869
101,250	TJX Companies, Inc. (The)		3,348,338
			16,456,334
	Auto Parts: O.E.M. (0.4%)
41,122	Eaton Corp.		3,276,190
101,042	Johnson Controls, Inc.		3,415,220
1	WABCO HOLDINGS INC		46
			6,691,456
	Automotive Aftermarket (0.2%)
130,823	Goodyear Tire & Rubber Co. (The)*		3,375,233

	Beverages: Alcoholic (0.8%)
74,218	Anheuser-Busch Companies, Inc.		3,521,644
52,050	Brown-Forman Corp. (Class B)		3,446,751
179,958	Constellation Brands Inc. (Class A)*		3,179,858
65,662	Molson Coors Brewing Co. (Class B)		3,451,851
			13,600,104
	Beverages: Non-Alcoholic (0.8%)
56,282	Coca-Cola Co. (The)		3,425,885
139,651	Coca-Cola Enterprises Inc.		3,379,554
99,927	Pepsi Bottling Group, Inc. (The)		3,388,525
48,257	PepsiCo, Inc.		3,484,155
			13,678,119
	Biotechnology (1.3%)
85,649	Amgen Inc.*		3,578,415
58,218	Biogen Idec Inc.*		3,591,468
59,344	Celgene Corp.*		3,637,194
47,808	Genzyme Corp.*		3,563,608
70,936	Gilead Sciences, Inc.*		3,655,332
50,824	Millipore Corp.*		3,426,046
			21,452,063
	Broadcasting (0.2%)
99,175	Clear Channel Communications, Inc.		2,897,894

	Building Products (0.4%)
177,803	Masco Corp.		3,525,833
75,604	Trane Inc.		3,470,224
			6,996,057
	Cable/Satellite TV (0.4%)
177,909	Comcast Corp. (Class A)		3,440,760
139,936	DIRECTV Group, Inc. (The)*		3,469,013
			6,909,773
	Casino/Gaming (0.2%)
76,056	International Game Technology		3,058,212

	Chemicals: Agricultural (0.2%)
35,369	Monsanto Co.		3,943,644

	Chemicals: Major Diversified (1.0%)
92,325	Dow Chemical Co. (The)		3,402,176
75,587	Du Pont (E.I.) de Nemours & Co.		3,534,448
55,879	Eastman Chemical Co.		3,489,644
186,809	Hercules Inc.*		3,416,737
65,151	Rohm & Haas Co.		3,523,366
			17,366,371
	Chemicals: Specialty (0.8%)
38,683	Air Products & Chemicals, Inc.		3,558,836
73,438	Ashland Inc.		3,473,617
42,039	Praxair, Inc.		3,540,945
60,018	Sigma-Aldrich Corp.		3,580,074
			14,153,472
	Coal (0.4%)
51,592	CONSOL Energy, Inc.		3,569,650
72,400	Peabody Energy Corp.		3,692,400
			7,262,050
	Commercial Printing/Forms (0.2%)
118,462	Donnelley (R.R.) & Sons Co.		3,590,583

	Computer Communications (0.6%)
131,322	Cisco Systems, Inc.*		3,163,547
136,542	Juniper Networks, Inc.*		3,413,550
227,210	QLogic Corp.*		3,487,674
			10,064,771
	Computer Peripherals (0.6%)
234,819	EMC Corp.*		3,367,304
108,678	Lexmark International, Inc. (Class A)*		3,338,588
173,944	NetworkAppliance, Inc.		3,487,577
42,000	Seagate Technology Inc. (Escrow)(a)*		0
			10,193,469
	Computer Processing Hardware (0.8%)
25,773	Apple Inc.*		3,698,426
171,684	Dell Inc.*		3,419,945
75,381	Hewlett-Packard Co.		3,441,896
199,541	Sun Microsytems*		3,098,872
			13,659,139
	Construction Materials (0.2%)
52,170	Vulcan Materials Co.		3,464,088

	Containers/Packaging (0.8%)
78,025	Ball Corp.		3,584,469
141,400	Bemis Company, Inc.		3,595,802
133,434	Pactiv Corp.*		3,497,305
141,317	Sealed Air Corp.		3,568,254
			14,245,830
	Contract Drilling (1.1%)
57,039	ENSCO International Inc.		3,571,782
113,194	Nabors Industries, Ltd. (Bermuda)*		3,822,561
73,231	Noble Corp. (Cayman Islands)		3,637,384
94,018	Rowan Companies, Inc.		3,871,661
26,808	Transocean Inc.		3,624,442
			18,527,830
	Data Processing Services (1.8%)
69,854	Affiliated Computer Services, Inc. (Class A)*		3,500,384
83,893	Automatic Data Processing, Inc.		3,556,224
84,180	Computer Sciences Corp.*		3,433,702
223,224	Convergys Corp.*		3,361,753
89,334	Fidelity National Information Services, Inc.		3,407,199
71,623	Fiserv, Inc.*		3,444,350
0	Metavante Technologies		7
101,012	Paychex, Inc.		3,460,671
141,450	Total System Services, Inc.		3,346,707
156,511	Western Union Co.		3,328,989
			30,839,986
	Department Stores (0.7%)
187,114	Dillard’s, Inc. (Class A)		3,220,232
75,421	Kohl’s Corp.*		3,234,807
138,246	Macy’s, Inc.		3,187,953
77,745	Penney (J.C.) Co., Inc.		2,931,764
			12,574,756
	Discount Stores (1.2%)
157,588	Big Lots, Inc.*		3,514,212
54,170	Costco Wholesale Corp.		3,519,425
167,582	Family Dollar Stores, Inc.		3,267,849
33,075	Sears Holdings Corp.*		3,376,627
65,624	Target Corp.		3,325,824
64,540	Wal-Mart Stores, Inc.		3,399,967
			20,403,904
	Drugstore Chains (0.4%)
86,209	CVS Caremark Corp.		3,492,327
93,405	Walgreen Co.		3,557,796
			7,050,123
	Electric Utilities (5.2%)
213,644	AES Corp. (The)*		3,561,445
70,789	Allegheny Energy, Inc.*		3,574,845
73,113	Ameren Corp.		3,219,897
83,740	American Electric Power Co., Inc.		3,486,096
232,489	CenterPoint Energy, Inc.		3,317,618
248,402	CMS Energy Corp.		3,363,363
81,482	Consolidated Edison, Inc.		3,234,835
39,151	Constellation Energy Group		3,455,859
82,371	Dominion Resources, Inc.		3,364,032
83,649	DTE Energy Co.		3,253,110
190,254	Duke Energy Corp.		3,396,034
70,209	Edison International		3,441,645
32,683	Entergy Corp.		3,565,062
42,729	Exelon Corp.		3,472,586
49,417	FirstEnergy Corp.		3,390,995
55,636	FPL Group, Inc.		3,490,603
75,644	Integrys Energy Group, Inc.		3,528,036
134,789	Pepco Holdings, Inc.		3,331,984
92,848	PG&E Corp.		3,418,663
93,107	Pinnacle West Capital Corp.		3,266,194
73,662	PPL Corp.		3,382,559
81,062	Progress Energy, Inc.		3,380,285
78,931	Public Service Enterprise Group Inc.		3,172,237
95,085	Southern Co. (The)		3,385,977
226,229	TECO Energy, Inc.		3,608,353
169,126	Xcel Energy, Inc.		3,374,064
			88,436,377
	Electrical Products (0.6%)
91,537	Cooper Industries Ltd. (Class A) (Bermuda)		3,675,211
69,935	Emerson Electric Co.		3,598,855
144,133	Molex Inc.		3,338,120
			10,612,186
	Electronic Components (0.8%)
296,667	Jabil Circuit, Inc.		2,806,470
42,003	MEMC Electronic Materials, Inc.*		2,978,013
166,767	SanDisk Corp.*		3,763,931
104,547	Tyco Electronics Ltd. (Bermuda)		3,588,053
			13,136,467
	Electronic Equipment/Instruments (0.8%)
108,749	Agilent Technologies, Inc.*		3,243,983
258,886	JDS Uniphase Corp.*		3,466,484
63,116	Rockwell Automation, Inc.		3,624,121
225,126	Xerox Corp.*		3,370,136
			13,704,724
	Electronic Production Equipment (0.8%)
163,203	Applied Materials, Inc.		3,184,091
95,693	KLA-Tencor Corp.		3,550,210
160,308	Novellus Systems, Inc.*		3,374,483
278,849	Teradyne, Inc.*		3,463,305
			13,572,089
	Electronics/Appliance Stores (0.6%)
76,101	Best Buy Co., Inc.		3,155,147
740,272	Circuit City Stores - Circuit City Group		2,946,283
210,915	RadioShack Corp.		3,427,369
			9,528,799
	Electronics/Appliances (0.6%)
205,590	Eastman Kodak Co.		3,632,775
76,958	Harman International Industries, Inc.		3,350,751
38,709	Whirlpool Corp.		3,359,167
			10,342,693
	Engineering & Construction (0.4%)
26,644	Fluor Corp.		3,761,067
47,947	Jacobs Engineering Group, Inc.*		3,528,420
			7,289,487
	Environmental Services (0.4%)
334,836	Allied Waste Industries, Inc.*		3,619,577
103,104	Waste Management, Inc.		3,460,170
			7,079,747
	Finance/Rental/Leasing (1.7%)
94,328	American Capital Strategies, Ltd.		3,222,244
64,515	Capital One Financial Corp.		3,175,428
356,740	CIT Group, Inc.		4,227,369
594,361	Countrywide Financial Corp.		3,268,986
204,977	Discover Financial Services		3,355,473
100,158	Fannie Mae		2,636,159
105,446	Freddie Mac		2,669,893
55,170	Ryder System, Inc.		3,360,405
217,706	SLM Corp.		3,341,787
			29,257,744
	Financial Conglomerates (1.2%)
73,383	American Express Co.		3,208,305
152,684	Citigroup, Inc.		3,270,491
74,732	JPMorgan Chase & Co.		3,209,739
75,837	Leucadia National Corp.*		3,429,349
57,848	Principal Financial Group, Inc.		3,223,291
42,979	Prudential Financial, Inc.		3,363,107
			19,704,282
	Financial Publishing/Services (0.6%)
99,004	Equifax, Inc.		3,413,658
91,880	McGraw-Hill Companies, Inc. (The)		3,394,966
98,325	Moody’s Corp.		3,424,660
			10,233,284
	Food Distributors (0.2%)
118,640	SYSCO Corp.		3,442,933

	Food Retail (0.8%)
135,253	Kroger Co. (The)		3,435,426
112,164	Safeway Inc.		3,292,013
120,498	SUPERVALU, Inc.		3,612,530
105,219	Whole Foods Market, Inc.		3,469,070
			13,809,039
	Food: Major Diversified (1.4%)
102,888	Campbell Soup Co.		3,493,048
156,752	ConAgra Foods Inc.		3,754,210
57,143	General Mills, Inc.		3,421,723
76,089	Heinz (H.J.) Co.		3,573,900
66,552	Kellogg Co.		3,497,973
110,287	Kraft Foods Inc. (Class A)		3,420,000
243,437	Sara Lee Corp.		3,403,249
			24,564,103
	Food: Meat/Fish/Dairy (0.4%)
169,817	Dean Foods Co.		3,411,624
203,400	Tyson Foods, Inc. (Class A)		3,244,230
			6,655,854
	Food: Specialty/Candy (0.6%)
90,454	Hershey Foods Co. (The)		3,407,402
94,928	McCormick & Co., Inc. (Non-Voting)		3,509,488
55,294	Wrigley (Wm.) Jr. Co.		3,474,675
			10,391,565
	Forest Products (0.2%)
54,681	Weyerhaeuser Co.		3,556,452

	Gas Distributors (1.2%)
445,002	Dynegy, Inc. (Class A)*		3,511,066
103,072	Nicor Inc.		3,453,943
196,422	NiSource, Inc.		3,386,315
63,655	Questar Corp.		3,600,327
69,374	Sempra Energy		3,696,247
150,448	Spectra Energy Corp.		3,422,692
			21,070,590
	Home Building (1.0%)
139,425	Centex Corp.		3,375,479
219,096	D.R. Horton, Inc.		3,450,762
136,003	KB Home		3,363,354
193,872	Lennar Corp. (Class A)		3,646,732
234,180	Pulte Homes, Inc.		3,407,319
			17,243,646
	Home Furnishings (0.4%)
211,512	Leggett & Platt, Inc.		3,225,558
147,143	Newell Rubbermaid, Inc.		3,365,160
			6,590,718
	Home Improvement Chains (0.6%)
122,431	Home Depot, Inc. (The)		3,424,395
147,887	Lowe’s Companies, Inc.		3,392,528
64,195	Sherwin-Williams Co.		3,276,513
			10,093,436
	Hospital/Nursing Management (0.2%)
655,613	Tenet Healthcare Corp.*		3,710,770

	Hotels/Resorts/Cruiselines (0.8%)
85,545	Carnival Corp (Panama) (Units)+		3,462,862
100,100	Marriott International, Inc. (Class A)		3,439,436
66,181	Starwood Hotels & Resorts Worldwide, Inc.		3,424,867
166,929	Wyndham Worldwide Corp.*		3,452,092
			13,779,257
	Household/Personal Care (1.4%)
86,513	Avon Products, Inc.		3,420,724
60,271	Clorox Co. (The)		3,413,749
44,328	Colgate-Palmolive Co.		3,453,594
75,804	Estee Lauder Companies, Inc. (The) (Class A)		3,475,613
79,099	International Flavors & Fragrances, Inc.		3,484,311
52,877	Kimberly-Clark Corp.		3,413,210
49,524	Procter & Gamble Co. (The)		3,470,147
			24,131,348
	Industrial Conglomerates (1.8%)
44,082	3M Co.		3,489,090
45,629	Danaher Corp.		3,469,173
91,636	General Electric Co. **		3,391,448
63,629	Honeywell International, Inc.		3,589,948
79,875	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)		3,560,828
61,484	ITT Corp.		3,185,486
64,141	Textron, Inc.		3,554,694
79,012	Tyco International Ltd. (Bermuda)		3,480,479
49,612	United Technologies Corp.		3,414,298
			31,135,444
	Industrial Machinery (0.4%)
70,463	Illinois Tool Works Inc.		3,398,430
53,290	Parker Hannifin Corp.		3,691,398
			7,089,828
	Industrial Specialties (0.4%)
76,936	Ecolab Inc.		3,341,330
54,899	PPG Industries, Inc.		3,321,938
			6,663,268
	Information Technology Services (1.2%)
105,763	Citrix Systems, Inc.*		3,102,029
118,299	Cognizant Technology Solutions Corp. (Class A)*		3,410,560
204,854	Electronic Data Systems Corp.		3,410,819
29,033	International Business Machines Corp.		3,342,860
148,491	Teradata Corp		3,275,711
808,960	Unisys Corp.*		3,583,693
			20,125,672
	Insurance Brokers/Services (0.4%)
82,250	AON Corp.		3,306,450
135,253	Marsh & McLennan Companies, Inc.		3,293,411
			6,599,861
	Integrated Oil (1.2%)
41,947	Chevron Corp.		3,580,596
44,244	ConocoPhillips		3,371,835
41,224	Exxon Mobil Corp.		3,486,726
37,810	Hess Corp.		3,334,086
73,848	Marathon Oil Corp.		3,367,469
45,587	Murphy Oil Corp.		3,744,516
			20,885,228
	Internet Retail (0.6%)
43,784	Amazon.com, Inc.*		3,121,799
68,461	Gamestop Corp (Class A)*		3,540,118
163,047	IAC/InterActiveCorp.*		3,384,856
			10,046,773
	Internet Software/Services (0.8%)
111,432	Akamai Technologies, Inc.*		3,137,925
7,923	Google Inc. (Class A)*		3,489,844
98,267	VeriSign, Inc.*		3,266,395
123,844	Yahoo! Inc.*		3,582,807
			13,476,971
	Investment Banks/Brokers (2.2%)
63,384	Ameriprise Financial, Inc.		3,286,460
537,623	Bear Stearns Companies, Inc. (The)		5,639,665
165,435	Charles Schwab Corp. (The)		3,115,141
7,278	CME GROUP INC		3,414,110
923,498	E*TRADE Group, Inc.*		3,564,702
19,467	Goldman Sachs Group, Inc. (The)		3,219,647
27,516	Intercontinental Exchange Inc*		3,590,838
70,614	Lehman Brothers Holdings Inc.		2,657,911
68,347	Merrill Lynch & Co., Inc.		2,784,457
69,165	Morgan Stanley #		3,160,841
54,530	NYSE Euronext		3,365,046
			37,798,818
	Investment Managers (1.2%)
86,535	Federated Investors, Inc. (Class B)		3,388,711
34,349	Franklin Resources, Inc.		3,331,510
142,725	Janus Capital Group, Inc.		3,321,211
61,412	Legg Mason, Inc.		3,437,844
65,969	Price (T.) Rowe Group, Inc.		3,298,450
41,163	State Street Corp.		3,251,877
			20,029,603
	Life/Health Insurance (1.2%)
53,553	AFLAC, Inc.		3,478,267
147,633	Genworth Financial Inc. (Class A)		3,342,411
65,375	Lincoln National Corp.		3,399,500
57,067	MetLife, Inc.		3,438,857
56,393	Torchmark Corp.		3,389,783
160,808	UnumProvident Corp.		3,539,384
			20,588,202
	Major Banks (2.5%)
82,070	Bank of America Corp.		3,111,274
74,055	Bank of New York Mellon Corp.		3,090,315
97,959	BB&T Corp.		3,140,566
86,907	Comerica, Inc.		3,048,698
305,641	Huntington Bancshares, Inc.		3,285,641
146,375	KeyCorp		3,212,931
312,310	National City Corp.		3,107,485
50,888	PNC Financial Services Group, Inc.		3,336,726
160,404	Regions Financial Corp.		3,167,979
55,197	SunTrust Banks, Inc.		3,043,563
39,146	Totonto-Dominion Bank (The)		2,401,607
99,520	U.S. Bancorp		3,220,467
111,829	Wachovia Corp.		3,019,383
105,543	Wells Fargo & Co.		3,071,301
			43,257,936
	Major Telecommunications (0.8%)
94,988	AT&T Inc.		3,638,040
86,730	Embarq Corp.		3,477,873
539,311	Sprint Nextel Corp.		3,607,991
89,808	Verizon Communications, Inc.		3,273,502
			13,997,406
	Managed Health Care (1.2%)
79,726	Aetna, Inc.		3,355,667
86,251	CIGNA Corp.		3,499,203
81,853	Coventry Health Care, Inc.*		3,302,769
74,992	Humana, Inc.*		3,364,141
97,265	UnitedHealth Group Inc.		3,342,025
74,943	WellPoint Inc.*		3,307,235
			20,171,040
	Media Conglomerates (1.0%)
144,525	CBS Corp. (Class B)		3,191,112
107,694	Disney (Walt) Co. (The)		3,379,438
186,142	News Corp. (Class A)		3,490,163
224,295	Time Warner, Inc.		3,144,616
88,384	Viacom Inc. (Class B)*		3,501,774
			16,707,103
	Medical Distributors (0.8%)
82,921	AmerisourceBergen Corp.		3,398,103
63,576	Cardinal Health, Inc.		3,338,376
60,230	McKesson Corp.		3,154,245
95,376	Patterson Companies, Inc.*		3,462,149
			13,352,873
	Medical Specialties (3.2%)
107,897	Applera Corp. - Applied Biosystems Group		3,545,495
34,472	Bard (C.R.), Inc.		3,323,101
59,181	Baxter International, Inc.		3,421,845
38,902	Becton, Dickinson & Co.		3,339,737
276,381	Boston Scientific Corp.*		3,557,023
80,155	Covidien Ltd.		3,546,859
79,894	Hospira, Inc.*		3,417,066
70,790	Medtronic, Inc.		3,424,112
93,300	Pall Corp.		3,272,031
146,065	PerkinElmer, Inc.		3,542,076
80,568	St. Jude Medical, Inc.*		3,479,732
52,458	Stryker Corp.		3,412,393
63,303	Thermo Fisher Scientific, Inc.*		3,598,143
74,630	Varian Medical Systems, Inc.*		3,495,669
65,324	Waters Corp.*		3,638,547
43,736	Zimmer Holdings, Inc.*		3,405,285
			55,419,114
	Miscellaneous Commercial Services (0.2%)
112,939	Cintas Corp.		3,223,279

	Miscellaneous Manufacturing (0.2%)
82,504	Dover Corp.		3,447,017

	Motor Vehicles (0.6%)
611,283	Ford Motor Co.*		3,496,539
176,174	General Motors Corp.		3,356,115
85,017	Harley-Davidson, Inc.		3,188,138
			10,040,792
	Multi-Line Insurance (0.8%)
76,342	American International Group, Inc.		3,301,792
44,923	Hartford Financial Services Group, Inc. (The)		3,403,816
82,666	Loews Corp.		3,324,827
77,953	SAFECO Corp.		3,420,578
			13,451,013
	Office Equipment/Supplies (0.4%)
71,601	Avery Dennison Corp.		3,526,349
98,327	Pitney Bowes Inc.		3,443,412
			6,969,761
	Oil & Gas Pipelines (0.4%)
226,213	El Paso Corp.		3,764,184
106,353	Williams Companies, Inc. (The)		3,507,522
			7,271,706
	Oil & Gas Production (1.9%)
56,625	Anadarko Petroleum Corp.		3,569,074
31,884	Apache Corp.		3,852,225
77,567	Chesapeake Energy Corp.		3,579,717
35,678	Devon Energy Corp.		3,722,286
30,600	EOG Resources, Inc.		3,672,000
47,805	Noble Energy, Inc.		3,480,204
49,120	Occidental Petroleum Corp.		3,594,110
58,061	Range Resources Corp.		3,683,970
59,747	XTO Energy, Inc.		3,695,949
			32,849,535
	Oil Refining/Marketing (0.6%)
61,699	Sunoco, Inc.		3,237,347
115,166	Tesoro Corp.		3,454,980
69,388	Valero Energy Corp.		3,407,645
			10,099,972
	Oilfield Services/Equipment (1.7%)
52,505	Baker Hughes Inc.		3,596,593
141,842	BJ Services Co.		4,043,915
85,988	Cameron International Corp.*		3,580,540
94,823	Halliburton Co.		3,729,389
66,719	National-Oilwell Varco, Inc.*		3,895,055
41,431	Schlumberger Ltd. (Netherlands Antilles)		3,604,497
55,371	Smith International, Inc.		3,556,479
54,008	Weatherford International Ltd. (Bermuda)*		3,913,960
			29,920,428
	Other Consumer Services (0.7%)
54,643	Apollo Group, Inc. (Class A)*		2,360,578
162,893	Block (H&R), Inc.		3,381,659
113,600	eBay Inc.*		3,389,824
159,638	Expedia, Inc.*		3,494,476
			12,626,537
	Other Consumer Specialties (0.2%)
51,033	Fortune Brands, Inc.		3,546,794

	Other Metals/Minerals (0.2%)
246,089	Titanium Metals Corp.		3,703,639

	Packaged Software (2.0%)
93,527	Adobe Systems, Inc.*		3,328,626
107,356	Autodesk, Inc.*		3,379,567
102,888	BMC Software, Inc.*		3,345,918
153,480	CA Inc.		3,453,300
443,711	Compuware Corp.*		3,256,839
126,994	Intuit Inc.*		3,430,108
110,897	Microsoft Corp. **		3,147,257
549,617	Novell, Inc.*		3,457,091
173,780	Oracle Corp.*		3,399,137
201,019	Symantec Corp.*		3,340,936
			33,538,779
	Personnel Services (0.4%)
141,724	Monster Worldwide Inc.*		3,431,138
134,881	Robert Half International, Inc.		3,471,837
			6,902,975
	Pharmaceuticals: Generic Drugs (0.6%)
74,189	Barr Pharmaceuticals Inc.*		3,584,071
309,496	Mylan Laboratories, Inc.		3,590,154
119,535	Watson Pharmaceuticals, Inc.*		3,504,766
			10,678,991
	Pharmaceuticals: Major (1.5%)
61,722	Abbott Laboratories		3,403,968
160,084	Bristol-Myers Squibb Co.		3,409,789
52,546	Johnson & Johnson		3,408,659
70,218	Lilly (Eli) & Co.		3,622,547
79,229	Merck & Co., Inc.		3,006,741
163,902	Pfiezer, Inc. **		3,430,469
167,010	Schering-Plough Corp.		2,406,614
82,483	Wyeth		3,444,490
			26,133,277
	Pharmaceuticals: Other (0.6%)
60,435	Allergan, Inc.		3,407,930
86,622	Forest Laboratories, Inc.*		3,465,746
361,759	King Pharmaceuticals, Inc.*		3,147,303
			10,020,979
	Precious Metals (0.4%)
39,451	Freeport-McMoRan Copper & Gold, Inc.		3,795,975
73,206	Newmont Mining Corp.		3,316,232
			7,112,207
	Property - Casualty Insurers (1.4%)
59,089	ACE Ltd. (Cayman Islands)		3,253,440
71,319	Allstate Corp. (The)		3,427,591
68,668	Chubb Corp. (The)		3,397,693
86,513	Cincinnati Financial Corp.		3,290,955
207,489	Progressive Corp. (The)		3,334,348
71,886	Travelers Companies, Inc. (The)		3,439,745
107,256	XL Capital Ltd. (Class A) (Cayman Islands)		3,169,415
			23,313,187
	Publishing: Books/Magazines (0.2%)
86,316	Meredith Corp.		3,301,587

	Publishing: Newspapers (0.8%)
113,567	Gannett Co., Inc.		3,299,121
176,356	New York Times Co. (The) (Class A)		3,329,601
81,602	Scripps (E.W.) Co. (Class A)		3,428,100
5,177	Washington Post Co. (The) (Class B)		3,424,586
			13,481,408
	Pulp & Paper (0.4%)
128,763	International Paper Co.		3,502,354
125,811	MeadWestvaco Corp.		3,424,575
			6,926,929
	Railroads (0.8%)
37,501	Burlington Northern Santa Fe Corp.		3,458,342
62,932	CSX Corp.		3,528,597
64,734	Norfolk Southern Corp.		3,516,351
28,146	Union Pacific Corp.		3,528,945
			14,032,235
	Real Estate Development (0.2%)
172,104	CB Richard Ellis Group, Inc. (Class A)*		3,724,331

	Real Estate Investment Trusts (2.4%)
90,335	Apartment Investment & Management Co. (Class A)		3,234,896
32,948	AvalonBay Communities, Inc.		3,180,141
36,559	Boston Properties, Inc.		3,365,987
81,351	Equity Residential		3,375,253
90,824	General Growth Properties, Inc.		3,466,752
214,055	Host Hotels & Resorts Inc.		3,407,756
89,698	Kimco Realty Corp.		3,513,471
83,526	Plum Creek Timber Co., Inc.		3,399,508
56,144	ProLogis		3,304,636
37,346	Public Storage, Inc.		3,309,603
36,155	Simon Property Group, Inc.		3,359,161
39,891	Vornado Realty Trust		3,439,003
			40,356,167
	Recreational Products (0.8%)
197,325	Brunswick Corp.		3,151,280
67,130	Electronic Arts Inc.*		3,351,130
123,933	Hasbro, Inc.		3,457,731
160,684	Mattel, Inc.		3,197,612
			13,157,753
	Regional Banks (1.1%)
146,911	Fifth Third Bancorp		3,073,378
200,942	First Horizon National Corp.		2,815,197
39,739	M&T Bank Corp.		3,198,195
138,782	Marshall & Ilsley Corp		3,219,742
49,261	Northern Trust Corp.		3,274,379
68,002	Zions Bancorporation		3,097,491
			18,678,382
	Restaurants (1.0%)
100,012	Darden Restaurants, Inc.		3,255,391
63,128	McDonald’s Corp.		3,520,649
185,021	Starbucks Corp.*		3,237,868
144,130	Wendy’s International, Inc.		3,323,638
91,856	Yum! Brands, Inc.		3,417,962
			16,755,508
	Retail Strip Centers (0.2%)
80,568	Developers Diversified Realty Corp.		3,374,188

	Savings Banks (0.5%)
187,831	Hudson City Bancorp, Inc.		3,320,852
320,532	Sovereign Bancorp, Inc.		2,987,358
293,624	Washington Mutual, Inc.		3,024,327
			9,332,537
	Semiconductors (2.6%)
562,260	Advanced Micro Devices, Inc.*		3,311,711
190,574	Altera Corp.		3,512,279
118,611	Analog Devices, Inc.		3,501,397
202,918	Broadcom Corp. (Class A)*		3,910,230
148,999	Intel Corp. **		3,155,799
110,428	Linear Technology Corp.		3,389,035
669,671	LSI Logic Corp.*		3,314,871
102,919	Microchip Technology Inc.		3,368,539
574,483	Micron Technology, Inc.*		3,429,664
188,344	National Semiconductor Corp.		3,450,462
185,097	NVIDIA Corp.*		3,663,070
112,514	Texas Instruments Inc.		3,180,771
143,262	Xilinx, Inc.		3,402,473
			44,590,301
	Services to the Health Industry (1.0%)
56,656	Express Scripts, Inc.*		3,644,114
158,738	IMS Health Inc.		3,335,085
45,965	Laboratory Corp. of America Holdings*		3,386,701
76,855	Medco Health Solutions Inc.*		3,365,480
72,614	Quest Diagnostics Inc.		3,287,236
			17,018,616
	Specialty Insurance (0.7%)
512,747	Ambac Financial Group, Inc.		2,948,295
54,739	Assurant, Inc.		3,331,416
269,022	MBIA Inc.		3,287,449
263,048	MGIC Investment Corp.		2,769,895
			12,337,055
	Specialty Stores (1.3%)
218,538	AutoNation, Inc.*		3,271,514
29,454	AutoZone, Inc.*		3,352,749
110,251	Bed Bath & Beyond Inc.*		3,252,405
289,908	Office Depot, Inc.*		3,203,483
176,174	OfficeMax Inc.		3,371,970
150,150	Staples, Inc.		3,319,817
83,875	Tiffany & Co.		3,509,330
			23,281,268
	Specialty Telecommunications (0.9%)
87,750	American Tower Corp. (Class A)*		3,440,678
101,699	CenturyTel, Inc.		3,380,475
298,515	Citizens Communications Co.		3,131,422
712,740	Qwest Communications International, Inc.*		3,228,712
287,881	Windstream Corp.		3,440,178
			16,621,465
	Steel (0.6%)
47,287	Allegheny Technologies, Inc.		3,374,400
49,818	Nucor Corp.		3,374,671
29,994	United States Steel Corp.		3,805,339
			10,554,410
	Telecommunication Equipment (1.0%)
1	ADC Telecommunications, Inc.*		12
110,248	Ciena Corp.*		3,398,946
143,322	Corning Inc.*		3,445,461
371,395	Motorola, Inc.		3,453,974
88,787	QUALCOMM, Inc.		3,640,267
594,361	Tellabs, Inc.*		3,239,267
			17,177,927
	Tobacco (0.6%)
48,815	Altria Group, Inc.		1,083,693
48,815	Philip Morris International Inc.*		2,469,063
56,159	Reynolds American, Inc.		3,315,066
61,933	UST, Inc.		3,376,587
			10,244,409
	Tools/Hardware (0.6%)
51,146	Black & Decker Corp.		3,380,751
69,713	Snap-On, Inc.		3,544,906
71,201	Stanley Works (The)		3,390,592
			10,316,249
	Trucks/Construction/Farm Machinery (1.2%)
46,513	Caterpillar Inc.		3,641,503
70,024	Cummins Inc.		3,278,524
44,038	Deere & Co.		3,542,417
83,226	Manitowoc Co., Inc.		3,395,608
71,094	PACCAR, Inc.		3,199,230
58,908	Terex Corp.*		3,681,750
			20,739,032
	Wholesale Distributors (0.3%)
81,509	Genuine Parts Co.		3,278,292
44,756	Grainger (W.W.), Inc.		3,418,911
			6,697,203
	TOTAL COMMON STOCKS (Cost $1,165,366,906)		1,701,563,295

NUMBER OF SHARES (000)
	Investment Company (b) (0.8%)
$14,246	Morgan Stanley Institutional Liquidity Money Market Portfolio — Institutional Class (Cost $14,245,856)		14,245,856

	TOTAL INVESTMENTS (Cost $1,179,612,762) (c)(d)	99.9%	1,715,809,151
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	1,232,046
	NET ASSETS	100.0%	$1,717,041,197

______________
*	Non-income producing security.
**	A portion of this security has been physically segregated in connection with open futures contracts in the amount of $628,000.
+	Consist of one or more class of securities traded as a unit. Stocks with attached paired trust shares.
#

As of March 31, 2008, purchases and sales of Morgan Stanley common stock, an affiliate of the Investment Adviser, Administrator and Distributor, of $0 and $497,162, respectively, including net realized losses of $112,418.

(a)	A security with total market value equal to $0 has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.
(b)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio – Institutional Class.

(c)	Securities have been designated as collateral in an amount equal to $11,885,500 in connection with open futures contracts.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Futures Contracts Open at March 31, 2008

NUMBER OF CONTRACTS	LONG/SHORT	DESCRIPTION, DELIVERY MONTH AND YEAR	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION
130	Long	S&P 500 Mini Index June 2008	$8,606,000	$88,194
50	Long	S&P Midcap 400 Mini Index June 2008	3,907,500	30,707
		Total Unrealized Appreciation		$118,901

Item 2. Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

2

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Equally-Weighted S&P 500 Fund
/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer May 20, 2008

3

Exhibit 3 A1

CERTIFICATION OF PRINCIPAL EXECUTIVE OFFICER

I, Ronald E. Robison, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted S&P 500 Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Ronald E. Robison
Ronald E. Robison Principal Executive Officer

4

Exhibit 3 A2

CERTIFICATION OF PRINCIPAL FINANCIAL OFFICER

I, Francis Smith, certify that:

1.	I have reviewed this report on Form N-Q of Morgan Stanley Equally-Weighted S&P 500 Fund;
2.

Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.

Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.

The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

(a)

Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Omitted;
(c)

Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)

Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5.

The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):

(a)

All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: May 20, 2008

/s/ Francis Smith
Francis Smith Principal Financial Officer

5